UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,000	$2,066,540
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,085,830
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	229,169
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	393,544
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,986,656
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,840	2,839,773
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	2,928,550
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43(1) (2)	2,800	3,163,384
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,918,129
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	464,850
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	308,492
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	938,637
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	983,259
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,024,723
California State University, 5.25%, 11/1/31	1,465	1,582,933

		$22,914,469

Electric Utilities — 11.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$991,544
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,821,983
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	1,915,298
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,063,267
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,051,604
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,574,903
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,108,898
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,194,970
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,336,070

		$18,058,537

Escrowed/Prerefunded — 2.5%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,792,678

		$3,792,678

General Obligations — 14.8%
Bennett Valley Union School District, (Election of 2010), 5.00%, 8/1/43	$1,250	$1,275,713
California, 5.00%, 2/1/31	820	863,386
California, 5.50%, 11/1/35	2,500	2,734,650
California, 6.00%, 4/1/38	1,000	1,122,970
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,458,284
San Bernardino Community College District, 5.00%, 8/1/29	4,060	4,310,664
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,099,546
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1) (2)	5,400	5,722,488

		$22,587,701

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$890,461
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,045,193
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,519,390
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	745,746
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,049,244
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	268,635
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,536,480
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,643,805
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,363,150
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	517,800
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,708,018
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	716,330
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,040
Washington Township Health Care District, 5.00%, 7/1/25	750	774,562
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,245,754

		$21,025,608

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$273,143
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,745,849

		$2,018,992

Insured-Education — 1.1%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,607,260

		$1,607,260

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,596,020

		$1,596,020

Insured-Escrowed/Prerefunded — 4.2%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$11,000	$6,467,340

		$6,467,340

Insured-Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$3,759,204
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,123,656

		$4,882,860

Insured-Special Tax Revenue — 3.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$772,318
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	3,925	4,150,805

		$4,923,123

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.3%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$998,694
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,613,282
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,394,708

		$5,006,684

Lease Revenue/Certificates of Participation — 1.7%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,664,188

		$2,664,188

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$510,720

		$510,720

Senior Living/Life Care — 2.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$649,336
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,648,893
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	232,850
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	849,920
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,077,120

		$4,458,119

Special Tax Revenue — 12.2%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$401,728
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	591,092
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,638,044
Corona Public Financing Authority, 5.80%, 9/1/20	1,675	1,679,154
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	490	507,669
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	287,178
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	567,398
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	279,490
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	388,626
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	274,136
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,060,066
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,135	891,077
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,359,480
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,082,600
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	986,251
Temecula Unified School District, 5.00%, 9/1/27	350	351,491
Temecula Unified School District, 5.00%, 9/1/37	535	509,304
Torrance Redevelopment Agency, 5.625%, 9/1/28	890	882,471
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,004,460
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	900,441

		$18,642,156

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,419,037
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1) (2)	3,080	3,190,233
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,960,375
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,780,375
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,877,308

		$17,227,328

Water and Sewer — 4.1%
California Department of Water Resources, 5.00%, 12/1/29	$1,280	$1,404,339
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,157,320
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,748,175

		$6,309,834

Total Tax-Exempt Investments — 107.7% (identified cost $157,921,388)		$164,693,617

Other Assets, Less Liabilities — (7.7)%		$(11,814,928)

Net Assets — 100.0%		$152,878,689

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 8.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,616,105.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	60 U.S. 10-Year Treasury Note	Short	$(7,500,359)	$(7,382,813)	$117,546
3/14	25 U.S. Long Treasury Bond	Short	(3,261,283)	(3,207,813)	53,470

					$171,016

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $171,016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,568,868

Gross unrealized appreciation	$9,668,877
Gross unrealized depreciation	(2,164,128)

Net unrealized appreciation	$7,504,749

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$164,693,617	$—	$164,693,617
Total Investments	$—	$164,693,617	$—	$164,693,617
Futures Contracts	$171,016	$—	$—	$171,016
Total	$171,016	$164,693,617	$—	$164,864,633

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,266,480
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,347,102
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	3,644,053

		$11,257,635

Education — 17.3%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,148,697
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,105,873
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	4,699,480
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,285,660
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,095,800
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,426,700

		$24,762,210

Escrowed/Prerefunded — 2.0%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,315	$1,471,525
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,335	1,415,380

		$2,886,905

General Obligations — 17.9%
Danvers, 5.25%, 7/1/36	$2,800	$2,996,784
Lexington, 4.00%, 2/1/22	1,315	1,459,006
Lexington, 4.00%, 2/1/23	1,095	1,208,015
Massachusetts, 5.00%, 12/1/31(2)	5,000	5,385,500
Newton, 5.00%, 4/1/36	4,500	4,703,985
Plymouth, 5.00%, 5/1/26	710	780,751
Plymouth, 5.00%, 5/1/28	1,160	1,253,450
Plymouth, 5.00%, 5/1/31	1,090	1,162,910
Plymouth, 5.00%, 5/1/32	1,000	1,062,960
Wayland, 5.00%, 2/1/33	1,790	1,918,790
Wayland, 5.00%, 2/1/36	2,680	2,843,802
Winchester, 5.00%, 4/15/36	775	823,538

		$25,599,491

Hospital — 9.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,139,215
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,180,687
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,590	1,632,723
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,225,216
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,321,627

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	$1,645	$1,590,912
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	762,068

		$12,852,448

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$2,200	$1,937,298

		$1,937,298

Insured – Education — 8.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$5,688,950
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	6,079,655

		$11,768,605

Insured – Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$175	$198,194

		$198,194

Insured – Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,461,737

		$1,461,737

Insured – Special Tax Revenue — 7.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$5,576,357
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,152,350

		$10,728,707

Insured – Student Loan — 3.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,515	$1,592,795
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(4)	4,295	3,919,574

		$5,512,369

Insured – Transportation — 7.3%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,793,543
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	7,616,993

		$10,410,536

Other Revenue — 3.4%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,773,295
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,317,822
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,740,418

		$4,831,535

Senior Living/Life Care — 3.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,283,254
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	540,923
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	159	157,986
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	460	455,915
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	475	469,661
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	548,094
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	1,967,736

		$5,423,569

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 9.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$459,616
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,227,447
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,023,560
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,389,544
Massachusetts, Transportation Fund, Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,102,160
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,359,680

		$13,562,007

Transportation — 2.9%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,097,287

		$4,097,287

Water and Sewer — 4.0%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(4)	$3,155	$3,170,334
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,642,015
Massachusetts Water Resources Authority, 5.25%, 12/1/15	855	906,351

		$5,718,700

Total Tax-Exempt Investments — 106.9% (identified cost $144,960,028)		$153,009,233

Other Assets, Less Liabilities — (6.9)%		$(9,824,341)

Net Assets — 100.0%		$143,184,892

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 26.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 10.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,439,655.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	112 U.S. Long Treasury Bond	Short	$(14,610,545)	$(14,371,000)	$239,545

3

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $239,545.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,927,415

Gross unrealized appreciation	$9,603,012
Gross unrealized depreciation	(911,194)

Net unrealized appreciation	$8,691,818

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$153,009,233	$—	$153,009,233
Total Investments	$—	$153,009,233	$—	$153,009,233
Futures Contracts	$239,545	$—	$—	$239,545
Total	$239,545	$153,009,233	$—	$153,248,778

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 116.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$15,361,659
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	30,330	30,053,997

		$45,415,656

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$16,282	$13,575,688

		$13,575,688

Education — 5.8%
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43(2) (3)	$50,000	$56,489,000
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	4,750	5,230,652
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	49,059,845
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,180,731
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	15,553,514
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	8,884,728
Rutgers State University, NJ, 5.00%, 5/1/43(2) (3)	37,000	38,252,450
University of Illinois, 4.00%, 4/1/31	16,525	15,352,221

		$198,003,141

Electric Utilities — 6.5%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,247,838
Omaha Public Power District, NE, 5.00%, 2/1/37	4,310	4,502,053
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	30,025	18,769,528
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	38,755	29,858,015
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	43,186,647
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31	20,000	21,956,200
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	27,940,640
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	31,512
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	55,306,729
Wyandotte County & Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	10,325,900

		$221,125,062

Escrowed/Prerefunded — 0.1%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,071,448

		$3,071,448

General Obligations — 8.9%
California, 5.00%, 2/1/31	$17,595	$18,525,952
California, 5.00%, 2/1/38	26,790	27,402,687
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	10,000	10,770,800
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	1,315	782,543
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,297,275
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,233,125
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	1,830	806,737
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,572,336
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,646,762
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	3,610	1,602,696
Hawaii, 5.00%, 8/1/32	2,740	2,963,063

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.25%, 7/1/30	$16,830	$17,170,639
Illinois, 5.25%, 7/1/31	5,315	5,402,432
Illinois, 5.50%, 7/1/33	10,135	10,444,928
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,028,815
Newton, MA, 5.00%, 4/1/36	5,275	5,514,116
Newton, MA, 5.00%, 4/1/39	11,480	11,898,102
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,571,900
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	44,000,248
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,110	4,943,939
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	15,565	12,471,456
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2) (3)	57,400	60,827,928
Washington, 5.00%, 2/1/33	21,255	22,527,324
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,281,375

		$303,687,178

Health Care-Miscellaneous — 0.0%(4)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	$497	$496,940
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	533	533,168

		$1,030,108

Hospital — 15.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$5,975,082
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2) (3)	36,700	39,845,557
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	17,956,330
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	26,543,574
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 8/15/52	60,000	57,525,600
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,438,202
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	18,930	19,001,934
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	17,340	17,072,791
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	14,505	14,277,271
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	63,932,771
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,308,538
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	15,590,254
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,088,006
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	39,000	38,940,720
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(2)	63,000	62,736,660
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(2)	19,500	19,120,725
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	9,017,411
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	17,685	17,915,612
Washington Township Health Care District, 6.25%, 7/1/39	16,675	17,596,961
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	22,184,452
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,000	7,850,400

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	$6,610	$6,508,801

		$515,427,652

Housing — 0.9%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,695	$4,683,796
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,601,003
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	18,432,506

		$30,717,305

Industrial Development Revenue — 3.4%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,205	$4,818,060
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	11,004,850
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	18,670,846
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,900	2,850,671
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	19,750	19,747,630
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	83,664
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	29,609,577
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	20,000	21,264,000
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	11,325	8,594,996

		$116,644,294

Insured-Electric Utilities — 1.4%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$40,203,556
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	6,800,067

		$47,003,623

Insured-General Obligations — 2.7%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$2,140	$1,924,909
Illinois, (AGM), 4.00%, 4/1/31	14,850	13,098,888
Illinois, (AGM), 4.125%, 4/1/33	13,380	11,642,741
Illinois, (AGM), 5.00%, 4/1/26	16,200	16,953,138
Illinois, (AGM), 5.00%, 4/1/27	14,850	15,369,007
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	33,125,184

		$92,113,867

Insured-Hospital — 1.4%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47	$8,120	$7,759,878
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	28,800	27,522,720
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	12,949,800

		$48,232,398

Insured-Housing — 0.3%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,107,512

		$10,107,512

Insured-Other Revenue — 4.2%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$40,700	$23,624,722
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	16,351,433
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	68,155	18,429,794
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	3,485,750
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	5,000	4,886,450

Security	Principal Amount (000’s omitted)	Value
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	$11,725	$12,665,579
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,579,285
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	56,890,000

		$142,913,013

Insured-Special Tax Revenue — 6.6%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$13,364,092
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	18,721,047
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	9,583,750
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	11,000	12,435,060
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,466,232
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	8,793,095
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	24,056,172
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	34,437,312
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	23,143,750
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	751,785	44,648,511
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	175,940	19,425,536
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	11,238,395

		$223,312,952

Insured-Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$39,055	$41,060,474
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	40,880	37,306,679

		$78,367,153

Insured-Transportation — 6.5%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,150,794
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	4,964,322
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	46,680	46,405,988
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	56,840	20,576,648
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	62,278,307
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	29,245	29,395,904
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,002,081
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	32,534,084

		$222,308,128

Insured-Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	$3,380	$3,595,576
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	18,290	17,309,839

		$20,905,415

Lease Revenue/Certificates of Participation — 3.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$40,832,811
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	44,475,624
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	40,343,886

		$125,652,321

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$9,325	$8,766,339
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,540	1,387,309

		$10,153,648

Other Revenue — 5.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$12,735	$13,364,364
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	16,295	17,110,565
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	8,204,222

Security	Principal Amount (000’s omitted)	Value
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35	$250	$186,987
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.00%, 1/1/28	1,000	1,006,260
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(6)	12,330	4,808,330
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	20,897,107
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	12,000	10,607,040
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	19,000	13,143,250
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	12,260,655
Seminole Tribe, FL, 5.25%, 10/1/27(5)	1,000	1,022,880
Seminole Tribe, FL, 5.50%, 10/1/24(5)	6,905	7,159,587
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	55,850	63,539,428
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	10,868,064
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	4,663,022

		$188,841,761

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$410	$100,602
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	16,435	10,024,857
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,750,332

		$11,875,791

Special Tax Revenue — 4.7%
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	$890	$729,177
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	175	173,427
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	555	564,157
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	31,421,530
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	27,305	12,781,470
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	30,630,908
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	165	131,360
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	185,115
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	250	242,703
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	171,205
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30	10,690	10,727,094
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	25,120	27,265,248
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	520,415	24,069,194
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	19,880	15,052,937
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	2,285	1,793,931
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,075	888,369
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	545	463,975
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	395	276,994
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,251,164

		$158,819,958

Student Loan — 0.8%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$15,562,644
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	4,640	4,701,666

Security	Principal Amount (000’s omitted)	Value
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$5,580	$5,590,992

		$25,855,302

Transportation — 27.0%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,423,840
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	10,000	10,252,800
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	16,762,998
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	14,059,356
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	10,000	10,392,400
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	10,755	11,105,398
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/45	37,350	34,713,837
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 2012 Series D, 5.00%, 11/1/38	9,655	9,116,927
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 2012 Series D, 5.00%, 11/1/42	8,990	8,392,165
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 2012 Series H, 5.00%, 11/1/42	21,000	19,603,500
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 2013 Series A, 5.00%, 11/1/38	5,450	5,146,272
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,069,257
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	10,957,577
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(2) (3)	38,780	39,071,238
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(2)	46,140	46,486,511
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	13,893,275
Illinois Toll Highway Authority, 5.25%, 1/1/30(2) (3)	18,180	19,104,453
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2) (3)	7,200	7,457,688
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	22,851,770
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	47,090	49,230,711
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/36	91,425	24,225,796
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	11,325,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	55,250	61,362,860
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	24,610,357
New Jersey Transportation Trust Fund Authority, (Transportation System), 2010 Series A, 0.00%, 12/15/26	18,100	9,770,380
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	16,503,043
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	69,291,323
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	15,224,400
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,431,362
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,118,295
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,099,104
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	23,512,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,240,200
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	4,830	4,959,058
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	12,045,111
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/32	10,590	9,642,407
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/34	15,175	13,400,739
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36	12,650	10,950,979
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	17,070	16,104,862
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	2,255	2,205,097
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	31,490	30,793,126
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	22,725	22,971,566
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,505,123

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$29,200	$31,732,808
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,848,331
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/30	9,135	4,090,379
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	41,809,168

		$917,865,597

Water and Sewer — 5.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$20,295	$18,276,053
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	21,500	19,522,000
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	1,905,692
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	51,105,800
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	36,719,220
New York, NY, Municipal Water Finance Authority, (Water & Sewer System), 5.00%, 6/15/38	10,190	10,505,992
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2) (3)	42,030	46,460,382

		$184,495,139

Total Tax-Exempt Municipal Securities — 116.4% (identified cost $3,967,841,189)		$3,957,521,110

Taxable Municipal Securities — 1.5%
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$210	$0

		$0

Electric Utilities — 1.0%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(8)	$30,980	$32,511,651

		$32,511,651

Insured-Special Tax Revenue — 0.5%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$18,645	$17,102,315

		$17,102,315

Total Taxable Municipal Securities — 1.5% (identified cost $50,020,238)		$49,613,966

Total Investments — 117.9% (identified cost $4,017,861,427)		$4,007,135,076

Other Assets, Less Liabilities — (17.9)%		$(608,281,120)

Net Assets — 100.0%		$3,398,853,956

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	21.3%
New York	19.6%
California	18.9%
Others, representing less than 10% individually	58.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.9% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $93,693,696.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $32,962,865 or 1.0% of the Fund’s net assets.

(6)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(7)	Security is in default and making only partial interest payments.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	3,000 U.S. Long Treasury Bond	Short	$(391,353,885)	$(384,937,500)	$6,416,385

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $6,416,385.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,448,055,156

Gross unrealized appreciation	$198,926,911
Gross unrealized depreciation	(191,861,991)

Net unrealized appreciation	$7,064,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,957,521,110	$—	$3,957,521,110
Taxable Municipal Securities	—	49,613,966	—	49,613,966
Total Investments	$—	$4,007,135,076	$—	$4,007,135,076
Futures Contracts	$6,416,385	$—	$—	$6,416,385
Total	$6,416,385	$4,007,135,076	$—	$4,013,551,461

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,228,667
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,852,424

		$15,081,091

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,157,222

		$4,157,222

Education — 23.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,033,440
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,022,643
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	250,648
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,849,518
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,922,300
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	7,879,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,680,100
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,641,425
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	595,538
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,309,140
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	2,989,028
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,210,222
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	264,595
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,504,140
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,302,740
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	5,740,845
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	990,360
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,530,744
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	1,874,400

		$67,591,626

Electric Utilities — 5.6%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,286,962
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,023,000
New York Power Authority, 5.00%, 11/15/31	1,000	1,077,420
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,783,125
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,148,139

		$16,318,646

General Obligations — 5.8%
New York, 5.00%, 12/15/30	$5,000	$5,444,350
New York City, 5.30%, 4/1/27	250	281,360
New York City, 5.375%, 4/1/36	5,000	5,499,150
New York City, 6.25%, 10/15/28	4,000	4,649,000
Saratoga County, 4.75%, 7/15/37	1,000	1,024,990

		$16,898,850

1

Security	Principal Amount (000’s omitted)	Value
Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$145	$145,464

		$145,464

Hospital — 12.9%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$397,217
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,664,513
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,090	2,091,965
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,448,178
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,006,300
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,723,335
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,166,768
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,603,050
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,410,642
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,716,743
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,750,550
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,209
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	3,448,120
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,210,165

		$37,332,755

Housing — 2.5%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,301,200
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	1,999,860
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,031,420

		$7,332,480

Industrial Development Revenue — 2.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$3,850	$4,093,320
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,351,902
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	565	576,888

		$7,022,110

Insured – Education — 3.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$6,608,250
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,298,982

		$8,907,232

Insured – Electric Utilities — 1.7%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,811,977

		$4,811,977

Insured – Escrowed/Prerefunded — 5.0%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,568,749
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,730,496
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	9,061,169

		$14,360,414

Insured – General Obligations — 1.9%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,125,838
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,020,841
Jamestown, (AMBAC), 7.10%, 3/15/14	515	521,736

		$5,668,415

2

Security	Principal Amount (000’s omitted)	Value
Insured – Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$4,529,777
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,087,386
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,744,141

		$7,361,304

Insured – Transportation — 0.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,714,647

		$2,714,647

Insured – Water and Sewer — 0.9%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,501,665

		$2,501,665

Lease Revenue/Certificates of Participation — 4.4%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,746,960

		$12,746,960

Other Revenue — 5.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$3,885,651
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,323,063
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,843,927
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,065,060
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,187,752
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,321,350

		$15,626,803

Senior Living/Life Care — 1.5%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$784,032
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	735,084
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	305,509
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,476,191

		$4,300,816

Special Tax Revenue — 6.3%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,231,103
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	597,565
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,682,490
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,208,050
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,580,520
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	5,793,425
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,047,645

		$18,140,798

Transportation — 10.9%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,404,911
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,742,168
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,931,220
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,307,104
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,403,227
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	8,000	8,362,240
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,750,625
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	9,653,220

		$31,554,715

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.7%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$262,320
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	247,537
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	133,320
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	194,904
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	186,580
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	176,103
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	166,087
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,574,835
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,046,230
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,450	3,813,664

		$7,801,580

Total Tax-Exempt Investments — 106.4% (identified cost $290,111,497)		$308,377,570

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(3)(4)(5)	400	$1,380,800

Total Miscellaneous — 0.5% (identified cost $1,280,000)		$1,380,800

Total Investments — 106.9% (identified cost $291,391,497)		$309,758,370

Other Assets, Less Liabilities — (6.9)%		$(20,074,374)

Net Assets — 100.0%		$289,683,996

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,513,665.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

4

(4)	Non-income producing.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $1,380,800 or 0.5% of the Fund’s net assets.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	192 U.S. Long Treasury Bond	Short	$(25,046,649)	$(24,636,000)	$410,649

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $410,649.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,811,983

Gross unrealized appreciation	$20,920,002
Gross unrealized depreciation	(3,123,615)

Net unrealized appreciation	$17,796,387

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$308,377,570	$—	$308,377,570
Miscellaneous	—	—	1,380,800	1,380,800
Total Investments	$—	$308,377,570	$1,380,800	$309,758,370
Futures Contracts	$410,649	$—	$—	$410,649
Total	$410,649	$308,377,570	$1,380,800	$310,169,019

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Ohio Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.9%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$455	$442,856
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	580	559,474
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	844,822
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,194,240
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,670	4,627,503

		$7,668,895

Education — 8.9%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,713,525
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,126,000
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	645,183
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,100,660
Ohio State University, 5.00%, 12/1/29	1,060	1,195,245
University of Cincinnati, 5.00%, 6/1/28	1,000	1,072,860
Wright State University, 5.00%, 5/1/31	1,000	1,031,510

		$13,884,983

Escrowed/Prerefunded — 1.3%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$53,032
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,000	2,040,580

		$2,093,612

General Obligations — 2.1%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,125,490
Delaware City School District, 5.25%, 12/1/38	1,000	1,037,570
Highland Local School District, 5.50%, 12/1/36	1,000	1,100,970

		$3,264,030

Hospital — 11.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,470,702
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,545,775
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	961,428
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,283,375
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,087,610
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	381,101

1

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	$4,880	$5,021,618
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,439,143
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,578,405
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	464,355

		$18,233,512

Industrial Development Revenue — 2.0%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,196,098
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	924,935

		$3,121,033

Insured – Education — 5.1%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,292,298
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,901,492
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,747,871

		$7,941,661

Insured – Electric Utilities — 9.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,403,630
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,300,150
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,093,600
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,757,790
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,372,275
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,464,300
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	792,151

		$14,183,896

Insured – Escrowed/Prerefunded — 8.0%
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	$3,700	$4,030,854
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,694,100
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,069,570
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	934,798
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,384,527
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,935,537
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,392,033

		$12,441,419

Insured – General Obligations — 28.1%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,365,962
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,032,475
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	8,590,950
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,450,578
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	867,821
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	7,615,941
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,087,097
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,459,935

2

Security	Principal Amount (000’s omitted)	Value
Springboro Community City School District, (AGM), 5.25%, 12/1/30	$5,000	$5,595,500
Springboro Community City School District, (AGM), 5.25%, 12/1/32	3,000	3,318,900
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,574,638

		$43,959,797

Insured – Hospital — 1.9%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.406%, 2/1/29(2)(3)(4)	$2,575	$2,934,367

		$2,934,367

Insured – Transportation — 8.8%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,184,613
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	7,000	8,373,050
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	5,000	4,126,950

		$13,684,613

Lease Revenue/Certificates of Participation — 2.0%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,591,494
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,592,190

		$3,183,684

Other Revenue — 3.9%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,615,541
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,459,167

		$6,074,708

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$588,775
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	930,666

		$1,519,441

Special Tax Revenue — 1.5%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$634,404
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,031,377
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	731,302

		$2,397,083

Water and Sewer — 3.3%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,134,100
Cincinnati Water System Authority, 5.00%, 12/1/32	2,000	2,112,900

		$5,247,000

Total Tax – Exempt Investments — 103.6% (identified cost $154,601,186)		$161,833,734

Other Assets, Less Liabilities — (3.6)%		$(5,636,168)

Net Assets — 100.0%		$156,197,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

3

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 26.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $2,934,367 or 1.9% of the Fund’s net assets.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2013.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,626,950.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	128 U.S. Long Treasury Bond	Short	$(16,697,766)	$(16,424,000)	$273,766

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $273,766.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$146,637,416

Gross unrealized appreciation	$9,637,875
Gross unrealized depreciation	(1,941,557)

Net unrealized appreciation	$7,696,318

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$161,833,734	$—	$161,833,734
Total Investments	$—	$161,833,734	$—	$161,833,734
Futures Contracts	$273,766	$—	$—	$273,766
Total	$273,766	$161,833,734	$—	$162,107,500

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014